4. EQUIPMENT	12 Months Ended
Dec. 31, 2018
Notes
4. EQUIPMENT

4.   EQUIPMENT

	Furniture and other equipment	Vehicles	Other assets	Total
Cost
As at January 1, 2017	$ 120,250	$ 172,564	$ 21,147	$ 313,961
Additions during the year	3,591	40,490	-	44,081
Disposal during the year	(11,706)	(116,314)	-	(128,020)
Exchange adjustment	7,494	10,754	1,318	19,566
As at December 31, 2017	119,629	107,494	22,465	249,588
Additions during the year	178	-	-	178
Disposal during the year	-	(34,581)	-	(34,581)
Exchange adjustment	4,459	4,006	837	9,302
As at December 31, 2018	$ 124,266	$ 76,919	$ 23,302	$ 224,487

Accumulated depreciation
As at January 1, 2017	$ 90,040	$ 157,971	$ 17,813	$ 265,824
Depreciation for the year	13,608	9,352	1,149	24,109
Depreciation for the year related to disposals	(11,706)	(101,985)	-	(113,691)
Exchange adjustment	5,985	10,102	1,142	17,229
As at December 31, 2017	97,927	75,440	20,104	193,471
Depreciation for the year	12,305	10,291	1,200	23,796
Depreciation for the year related to disposals	-	(34,581)	-	(34,581)
Exchange adjustment	3,900	3,021	773	7,694
As at December 31, 2018	$ 114,132	$ 54,171	$ 22,077	$ 190,380

Net book value
As at January 1, 2017	$ 30,210	$ 14,593	$ 3,334	$ 48,137
As at December 31, 2017	$ 21,702	$ 32,054	$ 2,361	$ 56,117
As at December 31, 2018	$ 10,134	$ 22,748	$ 1,225	$ 34,107